SHARE CAPITAL - Disclosure of number and weighted average exercise prices of restricted share units (Details) - Restricted Share Units [Member]	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Disclosure of classes of share capital [line items]
Beginning Balance	108,000	76,000
Granted	220,000	32,000
Exercised	(30,000)
Forfeited	(76,000)
Ending Balance	222,000	108,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 13.15	$ 6.25
Weighted average exercise price grant | $ / shares	7.75	29.55
Weighted average exercise price exercised | $ / shares	7.75
Weighted average exercise price forfeited | $ / shares	6.25
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 10.89	$ 13.15
Equity settled [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	108,000	76,000
Granted	220,000	32,000
Exercised	(30,000)
Forfeited	(76,000)
Ending Balance	222,000	108,000
Cash settled [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	0	0
Granted	0	0
Exercised	0
Forfeited	0
Ending Balance	0	0